BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 8,551,558	$ 11,202,126
Foreign
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	3,734,949	5,200,507
Foreign | Less than 1 year
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	1,919,781	3,084,730
Foreign | Greater than 1 year
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 1,815,168	$ 2,115,777